Income Taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets, Valuation Allowance	$ 3,171,524	$ 1,951,837
Deferred Tax Assets, Valuation Allowance	4,472,511	3,171,524
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 1,300,987	$ 1,219,687